Schedule of Investments
PRIMECAP Odyssey Aggressive Growth Fund
July 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.6%
	Communication Services - 6.3%
58,725	Alphabet, Inc. - Class A (a)	$87,379,864
59,762	Alphabet, Inc. - Class C (a)	88,624,656
550,000	ANGI Homeservices, Inc. - Class A (a)	8,684,500
1,065,100	Baidu, Inc. - ADR (a)	127,172,940
3,766,542	comScore, Inc. (a) (b)	11,299,626
125,000	Electronic Arts, Inc. (a)	17,702,500
84,300	Facebook, Inc. - Class A (a)	21,384,381
1,287,400	IMAX Corp. (a)	14,534,746
670,800	Lions Gate Entertainment Corp. - Class A (a)	5,138,328
862,300	Lions Gate Entertainment Corp. - Class B (a)	6,130,953
65,200	Live Nation Entertainment, Inc. (a)	3,052,012
65,575	Madison Square Garden Entertainment Corp. - Class A (a)	4,646,644
2,950	Madison Square Garden Sports Corp. - Class A (a)	453,385
5,500	Netflix, Inc. (a)	2,688,840
2,520,100	Pinterest, Inc. - Class A (a)	86,414,229
20,250	Snap, Inc. - Class A (a)	454,005
1,059,770	T-Mobile US, Inc. (a)	113,798,103
198,500	Tribune Publishing Co.	1,935,375
7,872,192	WildBrain Ltd. - CAD (a)	6,935,075
78,639	ZoomInfo Technologies, Inc. - Class A (a)	3,213,976
		611,644,138

	Consumer Discretionary - 14.6%
729,200	Alibaba Group Holding Ltd. - ADR (a)	183,043,784
17,535	Amazon.com, Inc. (a)	55,492,664
31,000	At Home Group, Inc. (a)	385,020
117,000	Boot Barn Holdings, Inc. (a)	2,265,120
45,600	Burlington Stores, Inc. (a)	8,572,800
1,242,700	CarMax, Inc. (a)	120,504,619
3,016,500	Chegg, Inc. (a)	244,246,005
63,500	Darden Restaurants, Inc.	4,819,650
314,000	eBay, Inc.	17,357,920
4,800	Five Below, Inc. (a)	522,768
268,500	GAN Ltd. (a)	5,195,475
108,340	Gildan Activewear, Inc.	1,924,118
1,165,592	GVC Holdings PLC - GBP	10,140,226
1,300,350	iRobot Corp. (a)	94,522,442
300,000	Magnite, Inc. (a)	1,801,500
1,097,400	Norwegian Cruise Line Holdings Ltd. (a)	14,968,536
195,000	OneSpaWorld Holdings Ltd.	1,084,200
38,400	Restaurant Brands International, Inc.	2,170,368
1,230,770	Royal Caribbean Cruises Ltd.	59,950,807
4,764,900	Sony Corp. - ADR	371,471,604
143,090	Tesla, Inc. (a)	204,727,448
1,133,700	Tuesday Morning Corp. (a)	216,197
30,300	Ulta Beauty, Inc. (a)	5,847,597
		1,411,230,868

	Consumer Staples - 0.1%
148,300	Calavo Growers, Inc.	8,567,291
29,334	Sanderson Farms, Inc.	3,270,594
		11,837,885

	Energy - 0.4%
582,850	Cabot Oil & Gas Corp.	10,899,295
188,300	EOG Resources, Inc.	8,821,855
8,973,882	Transocean Ltd. (a)	18,306,719
		38,027,869

	Financials - 5.2%
6,800	Cboe Global Markets, Inc.	596,360
149,300	Charles Schwab Corp. (The)	4,949,295
177,771	CME Group, Inc. - Class A	29,541,985
461,203	Discover Financial Services	22,797,264
1,862,466	E*TRADE Financial Corp.	94,557,399
76,000	LPL Financial Holdings, Inc.	6,005,520
473,720	MarketAxess Holdings, Inc.	244,771,124
4,352,649	NMI Holdings, Inc. - Class A (a) (b)	67,553,112
150,300	Progressive Corp. (The)	13,578,102
423,400	Tradeweb Markets, Inc. - Class A	22,893,238
		507,243,399

	Health Care - 32.9%
6,000	10x Genomics, Inc. - Class A (a)	590,220
396,400	Abbott Laboratories	39,893,696
1,087,923	ABIOMED, Inc. (a)	326,311,625
1,420,000	Accuray, Inc. (a)	3,166,600
108,200	Adaptive Biotechnologies Corp. (a)	4,038,024
2,150,100	Alkermes PLC (a)	38,723,301
2,130,000	Amicus Therapeutics, Inc. (a)	30,778,500
500,000	Arbutus Biopharma Corp. (a)	1,905,000
296,000	Arena Pharmaceuticals, Inc. (a)	18,171,440
39,625	Axovant Gene Therapies Ltd. (a)	118,479
654,647	BeiGene Ltd. - ADR (a)	136,821,223
1,476,800	BeiGene Ltd. - HKD (a)	24,294,801
809,500	Biogen, Inc. (a)	222,361,555
1,991,080	BioMarin Pharmaceutical, Inc. (a)	238,551,295
1,658,022	BioNTech SE - ADR (a)	136,140,186
360,000	Boston Scientific Corp. (a)	13,885,200
7,032,900	Calithera Biosciences, Inc. (a) (b)	33,054,630
11,166,400	Cerus Corp. (a) (b)	79,616,432
17,000	Charles River Laboratories International, Inc. (a)	3,382,830
108,000	Edwards Lifesciences Corp. (a)	8,468,280
755,892	Elanco Animal Health, Inc. (a)	17,861,728
1,280,894	Eli Lilly & Co.	192,505,559
9,665,207	Epizyme, Inc. (a) (b)	133,766,465
1,174,282	Exact Sciences Corp. (a)	111,263,220
2,492,580	FibroGen, Inc. (a)	100,874,713
4,465,132	Fluidigm Corp. (a) (b)	31,434,529
308,500	Glaukos Corp. (a)	13,481,450
37,471	Health Catalyst, Inc. (a)	1,307,738
13,000	Illumina, Inc. (a)	4,968,080
275,500	ImmunoGen, Inc. (a)	1,132,305
836,056	Insulet Corp. (a)	170,020,348
801,300	LivaNova PLC (a)	37,292,502
385,100	Mereo Biopharma Group PLC - ADR (a)	1,093,684
80,000	Momenta Pharmaceuticals, Inc. (a)	2,359,200
88,000	MyoKardia, Inc. (a)	7,931,440
11,313,030	Nektar Therapeutics (a) (b)	250,696,745

430,000	NuVasive, Inc. (a)	24,570,200
967,100	OraSure Technologies, Inc. (a)	17,552,865
19,500	Penumbra, Inc. (a)	4,327,245
3,030,900	Pfenex, Inc. (a) (b)	21,489,081
227,020	QIAGEN N.V. (a)	11,226,139
3,421,580	Rhythm Pharmaceuticals, Inc. (a) (b)	65,762,768
182,600	Roche Holding AG - CHF	63,112,853
2,052,000	Seattle Genetics, Inc. (a)	341,186,040
109,342	Shockwave Medical, Inc. (a)	5,392,747
460,000	Spectrum Pharmaceuticals, Inc. (a)	1,375,400
383,900	Turning Point Therapeutics, Inc. (a)	22,738,397
1,338,763	WaVe Life Sciences Ltd. (a)	11,754,339
4,262,241	Xencor, Inc. (a) (b)	128,250,832
895,100	Zentalis Pharmaceuticals, Inc. (a)	30,880,950
		3,187,882,879

	Industrials - 8.2%
2,878,600	AECOM (a)	104,176,534
637,800	Alaska Air Group, Inc.	21,965,832
18,200	Allegiant Travel Co.	2,038,946
6,342,800	American Airlines Group, Inc.	70,531,936
308,000	Axon Enterprise, Inc. (a)	25,604,040
70,600	Bloom Energy Corp. - Class A (a)	858,496
41,000	Controladora Vuela Compania de Aviacion, S.A.B. de C.V. - ADR (a)	226,730
340,000	Cornerstone Building Brands, Inc. (a)	1,927,800
388,500	Curtiss-Wright Corp.	34,623,120
3,540,800	Delta Air Lines, Inc.	88,413,776
1,509,078	Everarc Holdings Ltd. (a)	19,618,014
9,900	FedEx Corp.	1,667,160
325,300	Gibraltar Industries, Inc. (a)	16,824,516
380,200	Hawaiian Holdings, Inc.	4,520,578
1,208,600	Jacobs Engineering Group, Inc.	103,154,010
7,180,725	JetBlue Airways Corp. (a)	74,248,697
213,370	Lyft, Inc. - Class A (a)	6,236,805
125,100	Masonite International Corp. (a)	10,552,185
3,983,200	NN, Inc. (b)	20,951,632
37,500	Old Dominion Freight Line, Inc.	6,855,750
15,800	Ryanair Holdings PLC - ADR (a)	1,185,000
2,010,700	Southwest Airlines Co.	62,110,523
340,000	Spirit Airlines, Inc. (a)	5,375,400
39,500	TransDigm Group, Inc.	17,047,410
9,000	Uber Technologies, Inc. (a)	272,340
2,799,390	United Airlines Holdings, Inc. (a)	87,844,858
279,200	WillScot Mobile Mini Holdings Corp. (a)	4,204,752
		793,036,840

	Information Technology - 27.8%
98,600	2U, Inc. (a)	4,643,567
302,700	Adobe, Inc. (a)	134,495,664
119,300	Applied Materials, Inc.	7,674,569
2,666,300	Arlo Technologies, Inc. (a)	11,251,786
86,600	ASML Holding N.V. - ADR	30,632,152
31,700	Autodesk, Inc. (a)	7,494,831
2,398,900	Axcelis Technologies, Inc. (a) (b)	70,575,638
21,224,818	BlackBerry Ltd. (a)	100,605,637

244,250	Cerence, Inc. (a)	9,686,955
310,000	Corning, Inc.	9,610,000
1,584,200	Cree, Inc. (a)	109,183,064
167,099	CrowdStrike Holdings, Inc. - Class A (a)	18,915,607
64,350	CyberArk Software Ltd. (a)	7,583,004
100,000	Dell Technologies, Inc. - Class C (a)	5,983,000
1,277,100	Descartes Systems Group, Inc. (The) (a)	71,939,043
355,000	Digimarc Corp. (a)	4,991,300
75,400	FARO Technologies, Inc. (a)	4,511,182
11,206,000	Flex Ltd. (a)	128,756,940
347,200	ForeScout Technologies, Inc. (a)	10,065,328
1,072,700	FormFactor, Inc. (a)	30,936,668
1,285,860	Hewlett Packard Enterprise Co.	12,691,438
510,000	HP, Inc.	8,965,800
349,400	HubSpot, Inc. (a)	81,972,734
162,300	Intuit, Inc.	49,723,851
760,000	Jabil, Inc.	26,493,600
180,320	Keysight Technologies, Inc. (a)	18,012,165
126,188	Keywords Studios PLC - GBP	3,141,733
666,200	KLA Corp.	133,126,746
143,600	MACOM Technology Solutions Holdings, Inc. (a)	6,068,536
681,300	Materialise NV - ADR (a)	15,267,933
2,712,900	MaxLinear, Inc. (a)	68,772,015
5,780,700	Micron Technology, Inc. (a)	289,352,939
500	nCino, Inc. (a)	39,550
2,088,967	NetApp, Inc.	92,541,238
1,141,003	nLIGHT, Inc. (a)	26,437,040
1,329,000	Nuance Communications, Inc. (a)	36,348,150
1,768,525	Nutanix, Inc. - Class A (a)	39,243,570
185,800	NVIDIA Corp.	78,888,822
2,700	Okta, Inc. - Class A (a)	596,646
245,000	OSI Systems, Inc. (a)	17,385,200
57,900	Palo Alto Networks, Inc. (a)	14,817,768
20,616	Perspecta, Inc.	441,182
1,472,900	Plantronics, Inc.	29,443,271
197,300	Pluralsight, Inc. - Class A (a)	4,176,841
1,745,800	PROS Holdings, Inc. (a)	56,965,454
1,111,223	QUALCOMM, Inc.	117,356,261
172,000	Rapid7, Inc. (a)	10,246,040
2,250	RingCentral, Inc. - Class A (a)	653,108
6,849,300	ServiceSource International, Inc. (a) (b)	10,684,908
1,806,700	Splunk, Inc. (a)	379,081,794
2,243,332	Stratasys Ltd. (a)	33,605,113
813,000	Trimble, Inc. (a)	36,186,630
984,431	Universal Display Corp.	171,733,988
240,000	VMware, Inc. - Class A (a)	33,650,400
120,000	Western Digital Corp.	5,172,000
600	Zoom Video Communications, Inc. - Class A (a)	152,346
		2,688,972,745

	Materials - 0.1%
114,600	Albemarle Corp.	9,449,916
10,600	Ingevity Corp. (a)	619,888
1,902,600	Marrone Bio Innovations, Inc. (a)	2,111,886
		12,181,690

	Real Estate - 0.0%
19,089	EPR Properties	546,518

	TOTAL COMMON STOCKS
	(Cost $5,125,645,828)	$9,262,604,831

	PREFERRED STOCKS - 0.2%
	Financials - 0.2%
779,276	Fannie Mae Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series S, Perpetual Maturity 7.750% (a)	6,639,431
1,512,400	Freddie Mac Fixed-to-Floating Rate Non-Cumulative Preferred Stock Series Z, Perpetual Maturity 7.875% (a)	12,855,400
		19,494,831

	TOTAL PREFERRED STOCKS
	(Cost $12,785,458)	19,494,831

	WARRANTS - 0.0%
	Industrials - 0.0%
364,100	Everarc Holdings Ltd. (Expiration Date 12/1/22) (a) (c)	92,845

	TOTAL WARRANTS
	(Cost $3,641)	92,845

	RIGHTS - 0.0%
	Health Care - 0.0%
1,417,476	BioNTech SE - ADR (Issue Date 7/23/20) (a) (c) (d)	0
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/5/19) (a) (c) (d)	0
3,786,300	Mereo BioPharma Group PLC - CVR (Issue Date 4/23/19) (a) (c) (d)	0
		0

	TOTAL RIGHTS
	(Cost $105,401)	0

Shares		Value
	SHORT-TERM INVESTMENTS - 4.6%
447,658,326	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 0.05% (e)	$447,658,326
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $447,658,326)	447,658,326
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $5,586,198,654) - 100.4%	9,729,850,833
	Liabilities in Excess of Other Assets - (0.4)%	(37,134,810)
	TOTAL NET ASSETS - 100.0%	$9,692,716,023

ADR	American Depository Receipt
CAD	Canadian Dollars
CHF	Swiss Francs
CVR	Contingent Value Rights
GBP	British Pound Sterling
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding
	voting securities of such company.
(c)	Illiquid security
(d)	Fair-valued security
(e)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of July 31, 2020. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Aggressive	Common Stock(1)	$9,262,604,831	$-	$-	$9,262,604,831
Growth Fund	Preferred Stock(2)	19,494,831	-	-	19,494,831
	Warrants(3)	92,845	-	-	92,845
	Rights(4)	-	-	0	0
	Short-Term Investments	447,658,326	-	-	447,658,326
	Total Investments in Securities	$9,729,850,833	$-	$0	$9,729,850,833

(1) Refer to the Fund’s respective Schedule of Investments for the breakdown of major categories.
(2) Financials
(3) Industrials
(4) Health Care

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Aggressive Growth Fund
		Current Period Transactions

Common Stock	Market Value at October 31, 2019	Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at July 31, 2020
Axcelis Technologies, Inc.	$48,145,455	$-	$2,575,076	$-	$1,482,323	$23,522,936	$70,575,638
Calithera Biosciences, Inc.(1)	N/A	32,557,519	-	-	-	497,111	33,054,630
Cerus Corp.	49,155,000	-	557,647	-	(200,286)	31,219,365	79,616,432
comScore, Inc.	12,871,459	-	6,502,987	-	(46,638,225)	51,569,379	11,299,626
Epizyme, Inc.	83,472,983	41,883,270	2,804,049	-	(811,001)	12,025,262	133,766,465
FARO Technologies, Inc.(2)	44,082,019	-	46,478,643	-	20,846,859	(13,939,053)	N/A
Fluidigm Corp.	22,885,537	-	557,955	-	(5,133,574)	14,240,521	31,434,529
Nektar Therapeutics	189,015,064	15,550,793	8,950,531	-	(919,505)	56,000,924	250,696,745
NMI Holdings, Inc. - Class A(1)	N/A	28,089,157	484,292	-	79,842	(26,805,478)	67,553,112
NN, Inc.	30,107,400	44,881	531,983	-	(4,585,418)	(4,083,248)	20,951,632
Pfenex, Inc.	28,570,936	40,805	698,299	-	(431,651)	(5,992,710)	21,489,081
PROS Holdings, Inc.(2)	158,439,204	-	59,979,422	-	10,695,972	(52,190,300)	N/A
Rhythm Pharmaceuticals, Inc.(1)	N/A	38,590,643	-	-	-	(4,004,367)	65,762,768
ServiceSource International, Inc.	11,016,250	-	2,705,648	-	(13,939,130)	16,313,436	10,684,908
Spectrum Pharmaceuticals, Inc.(2)	74,932,888	-	41,555,095	-	(105,208,832)	73,206,439	N/A
Xencor, Inc.	167,429,966	-	19,775,738	-	3,285,853	(22,689,249)	128,250,832
Total	$920,124,161	$156,757,068	$194,157,365	$-	$(141,476,773)	$148,890,968	$925,136,398

(1) As of October 31, 2019, the company was not an affiliate.
(2) No longer an affiliate as of July 31, 2020.